OPERATING CONTEXT - COVID-19 Financial and economic impacts (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Net foreign exchange loss | R$	R$ 5,659,849	R$ 2,627,251	R$ 4,364,256
Foreign Currency
Composition of balances in foreign currency and sensitivity analysis
Net foreign exchange loss | R$	R$ 544,000
USD
Composition of balances in foreign currency and sensitivity analysis
Exposure					$ 1,064,338	R$ 5,531,042		$ 175,336	R$ 705,481
USD | Bonus
Composition of balances in foreign currency and sensitivity analysis
Principal amount					2,240,000
USD | Bonus | Up to 1 year
Composition of balances in foreign currency and sensitivity analysis
Principal amount					625,000
USD | Bonus | 2025
Composition of balances in foreign currency and sensitivity analysis
Principal amount					500,000
USD | Bonus | 2030
Composition of balances in foreign currency and sensitivity analysis
Principal amount					750,000
USD | Bonus | Three spefic dates - long term
Composition of balances in foreign currency and sensitivity analysis
Principal amount					$ 1,880,000
Percentage of amount due on three specific dates				84.00%	84.00%	84.00%
USD | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Exposure					$ 808,296	R$ 4,200,471		1,450,154	5,845,135
USD | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Exposure					272,504	1,416,128		451,654	1,820,482
USD | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Exposure					$ 2,145,138	11,147,641		$ 2,077,144	8,371,098
EURO
Composition of balances in foreign currency and sensitivity analysis
Exposure				€ 48,770		311,052	€ 51,966		235,353
EURO | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Exposure				€ 48,770		R$ 311,052	€ 51,966		R$ 235,353